Goodwill and Intangible assets - Intangible Assets, Net (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 1,417,318.2	$ 15,105.2	₨ 1,417,318.2
Less: Accumulated amortization	67,119.8	715.4	46,438.2
Total intangible assets, net	1,350,198.4	14,389.8	1,370,880.0
Value of business acquired [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	221,738.5	2,363.2	221,738.5
Distribution network [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	50,570.8	539.0	50,570.8
Customer relationship [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	29,874.9	318.4	29,874.9
Transferable development rights [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	3,117.7	33.2	3,117.7
Brand [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	742,230.7	7,910.4	742,230.7
Investment management contract [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	₨ 369,785.6	$ 3,941.0	₨ 369,785.6